Net financial expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Net financial expenses
The following table summarizes the Group’s financial income and expenses, included within Net financial expenses:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Interest income and other financial income	€261	€249	€220

Financial expenses:
Interest expense and other financial expenses:	784	929	1,084
Interest expense on notes	370	422	568
Interest expense on borrowings from bank	181	259	350
Other interest cost and financial expenses	233	248	166
Interest on lease liabilities(1)	88	—	—
Write-down of financial assets	21	6	21
Losses on disposal of securities	2	6	5
Net interest expense on employee benefits provisions	298	276	304
Total Financial expenses	1,193	1,217	1,414
Net expenses from derivative financial instruments and exchange rate differences	73	88	151
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,266	1,305	1,565

Net Financial expenses	€1,005	€1,056	€1,345
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(1) Interest on lease liabilities previously recognized in accordance with IAS 17 during the years ended December 31, 2018 and 2017, was not material for reclassification.